Cover	Nov. 09, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 09, 2021
Entity File Number	000-55711
Entity Registrant Name	CANNAGISTICS, INC.
Entity Central Index Key	0001304741
Entity Tax Identification Number	86-3911779
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	150 Motor Parkway
Entity Address, Address Line Two	Suite 401
Entity Address, City or Town	Hauppauge
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11788
City Area Code	631
Local Phone Number	787-8455
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false